Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information
Entity Registrant Name	Farmland Partners Inc.
Entity Central Index Key	0001591670
Document Type	S-11
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer